11. SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
SEGMENT INFORMATION

	March 31, 2015	December 31, 2014

Identifiable assets
USA	$41,677,656	$46,949,474
Canada	29,339,466	31,274,058
Mongolia	384,195	533,386
Australia	279,225	897,181
Other	17,953	36,399
	$71,698,495	$79,690,498